Scope of Consolidation, Subsidiaries and Other Equity Investments - Number of Consolidated Entities (Details) - entity	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Scope of Consolidation, Subsidiaries and Other Equity Investments
Beginning of year	269	264
Additions	39	17
Disposals	(18)	(12)
End of year	290	269